Segment Information (narrative) (detail)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Export [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	9.20%	9.80%	9.40%
Green Giant Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales Percentage	13.00%	13.00%	13.00%
Fruit And Vegetable Segment [Member]
Segment Reporting Information [Line Items]
Assets Percentage	99.00%	99.00%	99.00%
Income Loss Fom Continuing Operations Before Income Taxes Percentage	93.00%	101.00%	107.00%